Consolidated Statements of Cash Flows (First Aviation Services, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
First Aviation Services, Inc. [Member]
Cash flows from operating activities
Net income (loss)	$ 791	$ (1,191)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	1,160	1,146
Equity based compensation	93	132
Provision for bad debts	338	328
Provision for excess and obsolete inventory	236	270
Change in working capital assets/liabilities:
Trade receivables	2,012	(1,930)
Inventories	3,109	2,109
Prepaid expenses and other	574	(7)
Accounts payable	(2,621)	2,787
Accrued compensation and related expenses, and other accrued liabilities	(2,242)	(2,162)
Net cash provided by (used in) operating activities	3,450	1,482
Cash flows from investing activities
Purchases of plant and equipment and other assets	(345)	(791)
Net cash provided by (used in) investing activities	(345)	(791)
Cash flows from financing activities
Net change in revolving line of credit	(5,272)	931
Loan costs	(118)	(347)
Repayments on term loan	(600)	(600)
Repayments on notes payable and other liabilities	(305)	(397)
Issuance of Class A common stock	3,001
Net cash provided by (used in) financing activities	(3,294)	(413)
Effect of exchange rate changes on cash	(1)	(9)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(190)	269
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,302	1,033
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	1,112	1,302
Supplemental cash flow disclosures
Cash paid for interest	1,126	1,828
Cash paid for income taxes paid, net	$ 75	$ 28